Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                      Statement of Assets and Liabilities
                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Short-Term Asset Reserve
    Portfolio ("Portfolio"), at value (Note 1A)                   $ 253,195,036
  Receivable for Fund shares sold                                       192,816
  Prepaid expenses                                                          679
                                                                  -------------
    Total assets                                                    253,388,531

Liabilities
  Distributions payable                                 $207,770
  Accrued accounting, custody and transfer agent fees      3,734
  Accrued trustees' fees and expenses (Note 2)               984
  Accrued expenses and other liabilities                   9,626
                                                        --------
    Total liabilities                                                   222,114
                                                                  -------------

Net Assets                                                        $ 253,166,417
                                                                  -------------

Net Assets consist of:
  Paid-in capital                                                 $ 266,293,390
  Accumulated net realized loss                                     (11,903,096)
  Distributions in excess of net investment income                     (251,900)
  Net unrealized depreciation                                          (971,977)
                                                                  -------------
Total Net Assets                                                  $ 253,166,417
                                                                  =============
Shares of beneficial interest outstanding                            13,090,104
                                                                  =============

Net Asset Value, offering price and redemption price
  per share (Net Assets/Shares outstanding)                       $       19.34
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                            Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income allocated from Portfolio                          $ 7,141,433
  Expenses allocated from Portfolio                                    (391,917)
                                                                    -----------
    Net investment income allocated from Portfolio                    6,749,516

Expenses
  Accounting, custody and transfer agent fees            $  18,572
  Legal and audit services                                   8,767
  Registration fees                                          4,562
  Trustees' fees and expenses (Note 2)                       2,585
  Insurance expense                                            689
  Miscellaneous                                              5,619
                                                         ---------
    Total expenses                                          40,794

Deduct:
  Reimbursement of Fund operating expenses (Note 2)         (1,708)
                                                         ---------
    Net expenses                                                         39,086
                                                                    -----------
      Net investment income                                           6,710,430
                                                                    -----------

Realized And Unrealized Gain (Loss)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                      (746,414)
                                                         ---------
      Net realized loss                                                (746,414)
  Change in unrealized appreciation (depreciation)
  allocated from Portfolio on:
    Investment securities                                 (451,644)
                                                         ---------
      Change in net unrealized depreciation                            (451,644)
                                                                    -----------
    Net realized and unrealized loss on investments                  (1,198,058)
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 5,512,372
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          Six Months Ended      Year Ended
                                                            June 30, 1999      December 31,
                                                             (Unaudited)           1998
                                                            -------------      -------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                     $   6,710,430      $  16,326,121
  Net realized gain (loss)                                       (746,414)            68,452
  Change in net unrealized depreciation                          (451,644)          (634,230)
                                                            -------------      -------------
  Net increase in net assets from investment operations         5,512,372         15,760,343
                                                            -------------      -------------

Distributions to Shareholders (Note 1E)
  From net investment income                                   (6,710,430)       (16,326,120)
                                                            -------------      -------------
  Total distributions to shareholders                          (6,710,430)       (16,326,120)
                                                            -------------      -------------

Fund Share (Principal) Transactions (Note 4)
  Net proceeds from sale of shares                            129,401,340        293,554,353
  Value of shares issued to shareholders in payment of
    distributions declared                                      5,490,387         12,854,947
  Cost of shares redeemed                                    (140,531,328)      (291,596,448)
                                                            -------------      -------------
  Net increase (decrease) in net assets from Fund share
    transactions                                               (5,639,601)        14,812,852
                                                            -------------      -------------

Total Increase (Decrease) in Net Assets                        (6,837,659)        14,247,075
Net Assets
  At beginning of period                                      260,004,076        245,757,001
                                                            -------------      -------------
  At end of period (including distributions in excess
    of net investment income of $251,900 and $251,900,
    respectively)                                           $ 253,166,417      $ 260,004,076
                                                            =============      =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                            Six Months
                                              Ended                              Year Ended December 31,
                                          June 30, 1999    -------------------------------------------------------------------
                                           (Unaudited)       1998(1)        1997          1996          1995          1994
                                          --------------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period         $  19.44      $     19.48   $     19.50   $     19.55   $     19.22   $     19.79
                                          --------------   -----------   -----------   -----------   -----------   -----------

Investment Operations:
  Net investment income                          0.54             1.13          1.15          1.11          1.13          1.01
  Net realized and unrealized gain
    (loss) on investments                       (0.10)           (0.04)        (0.02)        (0.04)         0.33         (0.57)
                                          --------------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                 0.44             1.09          1.13          1.07          1.46          0.44
                                          --------------   -----------   -----------   -----------   -----------   -----------

Less Distributions to Shareholders:
  From net investment income                    (0.54)           (1.13)        (1.15)        (1.12)        (1.12)        (1.01)
  In excess of net investment income               --               --            --            --         (0.01)           --
                                          --------------   -----------   -----------   -----------   -----------   -----------
Total distributions to shareholders             (0.54)           (1.13)        (1.15)        (1.12)        (1.13)        (1.01)
                                          --------------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period               $  19.34      $     19.44   $     19.48   $     19.50   $     19.55   $     19.22
                                          ==============   ===========   ===========   ===========   ===========   ===========

Total Return                                     2.29%            5.75%         5.94%         5.62%         7.85%         2.27%

Ratios/Supplemental Data:
  Expenses (to average daily net assets)         0.36%+           0.35%         0.36%         0.35%         0.33%         0.33%
  Net Investment Income (to average
    daily net assets)                            5.60%+           5.81%         5.89%         5.75%         5.95%         5.24%
  Portfolio Turnover(2)                            --               --           119%          156%          208%          154%
  Net Assets, End of Period (000's
    omitted)                                 $253,166      $   260,004   $   245,757   $   194,074   $   243,500   $   277,017

-----------------

* For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been:

Net investment income per share              $   0.54               --            --            --            --            --
Ratios (to average daily net assets):
Expenses                                         0.36%+             --            --            --            --            --
Net investment income                            5.60%+             --            --            --            --            --

(1)   Calculated based on average shares outstanding.
(2) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities. The portfolio turnover rates for the period since the Fund transferred substatially all of its investable assets to the portfolio, are shown in the Portfolio's financial statements which are included elsewhere in this report.
+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Fund (the "Fund") is a separate diversified investment series of the Trust.

      On January 2, 1998, the Fund contributed substantially all of its investable assets to the Standish Short-Term Asset Reserve Portfolio (the "Portfolio"). The Fund currently invests all of its investable assets in an interest of the Portfolio, a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      C. Federal taxes

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1998, the Fund, for the federal income tax purposes, had capital loss carryovers which will reduce the Fund's taxable income arising from future net realizeable gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the fund of any liability for federal income tax. Such capital loss carryovers are as follows:

               Capital Loss Carry Over    Expiration Date
               -----------------------    ---------------
                      $3,071,161             12/31/2000
                       1,512,610             12/31/2001
                       5,263,400             12/31/2002
                         568,968             12/31/2003
                         277,757             12/31/2004
                         381,998             12/31/2005
                          80,787             12/31/2006

      D. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Distributions to Shareholders:

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of asset backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the six months ended June 30, 1999, SA&W voluntarily agreed to limit the operating expenses of the Fund and its pro rata share of expenses allocated from the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.36% of the Fund's average daily net assets. Pursuant to this agreement, SA&W voluntarily reimbursed the Fund for $1,708 of operating expenses for the six months ended June 30, 1999. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from the SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999, aggregated $131,705,958 and $144,785,639, respectively.

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         Six Months Ended     Year Ended
                                                          June 30, 1999      December 31,
                                                           (Unaudited)           1998
                                                         ----------------   ---------------
      Shares sold                                            6,670,931        15,063,028
      Shares issued to shareholders in payment of
        distributions declared                                 282,916           659,576
      Shares redeemed                                       (7,240,163)      (14,962,667)
                                                            ----------       -----------
      Net increase (decrease)                                 (286,316)          759,937
                                                            ==========       ===========

      At June 30, 1999, four shareholders were record owners of approximately 19%, 13%, 12% and 11% of the total outstanding shares of the Fund, respectively.

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Expected                      Par           Value
Security                                                             Rate       Maturity     Maturity        Value*       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 79.3%

Asset Backed -- 33.0%

BCI Home Equity 1994-1 B(a)                                         5.788%      08/05/99    03/29/2044    $ 1,363,572    $ 1,361,867
BankBoston Home Equity Loan 1998-1 A2                               6.220%      10/12/00    02/25/2013      6,000,000      5,979,375
CIT Group Securitization Corp. 93-1 A4                              6.500%      07/12/01    06/15/2018      5,150,000      5,162,875
Case Equipment Loan Trust 1997-B C                                  6.410%      05/15/00    09/15/2004      3,013,609      3,020,672
Chase Manhattan Auto Owner 1997-B                                   6.750%      04/09/01    01/15/2004      4,175,000      4,221,479
Chemical Master Credit Card Trust 1995-2 A                          6.230%      09/12/00    06/15/2003      4,500,000      4,521,060
Citibank CC Master Trust 98-6 B                                     6.000%      02/17/01    04/10/2003      2,500,000      2,485,150
Delta Funding Home Equity 1996-1 A5                                 7.400%      11/22/00    07/25/2013      5,000,000      5,068,750
Delta Funding Home Equity 1998-2 A3F(a)                             6.240%      10/20/02    05/15/2025      3,000,000      2,963,906
Delta Funding Home Equity Loan 1998-1 2A(a)                         5.133%      08/05/99    05/25/2030      1,646,050      1,642,449
Equicredit Home Equity 1998-1 A3F                                   6.225%      07/20/00    12/15/2012      3,252,000      3,316,024
Green Tree Acc Corp. 1998-6 A3                                      5.930%      10/28/00    04/01/2009      6,050,000      6,042,437
Gulf States Auto Grantor Trust 1996-B A                             6.600%      02/26/00    05/25/2003      1,726,993      1,728,072
Independent National Mortgage Corp. 1998-2 A2                       6.170%      11/01/00    12/25/2011      4,900,000      4,881,625
Residential Funding 1999 KS1A                                       6.000%      02/14/01    04/25/2020      3,970,000      3,935,262
Standard Credit Card 1998-1 A6(a)                                   6.737%      06/30/99    03/23/2003      4,674,000      4,615,575
TMS Home Equity 1996-A5 ERISA                                       6.850%      10/28/99    06/15/2019      5,836,209      5,848,975
TMS Home Equity 1996-C A3                                           7.070%      08/21/99    12/15/2016        892,185        891,623
TMS Home Equity Trust 1996-D A1O(a)                                 5.198%      08/05/99    04/15/2028      2,279,947      2,276,687
TMS Home Equity Trust 1998-1 AV1(a)                                 5.163%      08/05/99    06/15/2029      3,230,399      3,226,361
Team Fleet Financing Corp. 1998-2A A                                6.070%      04/08/01    07/25/2002      3,975,000      3,935,250
UCFC Home Equity Loan Trust 1994-D A4                               8.775%      03/04/00    02/10/2016      2,594,593      2,629,458
UCFC Home Equity Loan Trust 1996 A1 A5                              6.500%      12/14/99    03/15/2016      3,575,769      3,573,534
                                                                                                                         -----------
Total Asset Backed (Cost $83,758,090)                                                                                     83,328,466
                                                                                                                         -----------

Corporate -- 36.9%

Bank Bonds -- 5.6%

First USA Bank N.A                                                  6.125%                  06/25/2001      3,000,000      2,997,090
National Westminister Bank                                          9.450%                  05/01/2001      4,000,000      4,225,280
Nations Bank                                                        5.750%                  03/15/2001      2,500,000      2,484,925
Sovereign Bancorp                                                   6.750%                  07/01/2000      4,555,000      4,575,315
                                                                                                                         -----------
                                                                                                                          14,282,610
                                                                                                                         -----------
Financial -- 17.2%

AT& T Capital Corp.                                                 6.250%                  05/15/2001      3,600,000      3,559,140
American Express Travel(a)                                          5.098%      10/24/99    10/24/2001      3,350,000      3,322,896

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                              Expected                                     Par           Value
Security                                            Rate      Maturity            Maturity                Value*       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Bear Stearns Co.                                    9.375%                       06/01/2001            $ 2,209,000   $ 2,323,559
Beneficial Corp.                                    8.170%                       11/09/1999              3,950,000     3,983,812
Carramerica Realty Corp.                            6.625%                       10/01/2000              3,550,000     3,524,724
Chrysler Corp. Medium Term Notes                    5.250%                       10/19/2000              2,750,000     2,720,575
General Motors Acceptance Corp.                     5.500%                       01/04/2002              1,500,000     1,468,620
Heller Financial 144A                               6.350%                       08/15/1999              1,250,000     1,248,438
Household Financial Corp.                           6.000%                       05/08/2000              2,150,000     2,149,334
Lehman Brothers                                     6.330%                       08/01/2000              3,000,000     3,001,890
Lehman Brothers Holding Inc.                        6.000%                       02/26/2001              4,240,000     4,200,738
Morgan Stanley Dean Witter(a)                       5.315%    09/19/99           12/19/2001              5,500,000     5,398,055
Wellsford Residential Property
REIT(a)                                             5.369%    08/25/99           11/24/1999              6,750,000     6,750,000
                                                                                                                     -----------
                                                                                                                      43,651,781
                                                                                                                     -----------
Industrial Bonds -- 14.1%

American Home Products                              7.700%                       02/15/2000              4,650,000     4,709,427
COMDISCO Inc. Notes NCL                             6.000%    01/21/02           01/30/2002              5,000,000     4,929,650
Chrysler Finance Corp. Senior Notes                 9.500%                       12/15/1999              3,000,000     3,049,800
Coca-Cola Co. 144A                                  6.000%                       03/15/2001              4,175,000     4,156,054
Cox Enterprises 144A                                6.250%                       08/26/1999              6,460,000     6,467,946
DeepTech International                             12.000%    06/15/00           12/15/2000              3,500,000     3,690,519
Hertz Corp.                                         6.500%                       04/01/2000              1,500,000     1,504,305
IMC Global Inc.                                     6.625%                       10/15/2001              4,675,000     4,668,782
TRW Inc. 144A                                       6.500%                       06/01/2002              2,500,000     2,465,625
                                                                                                                     -----------
                                                                                                                      35,642,108
                                                                                                                     -----------
Total Corporate (Cost $94,035,782)                                                                                    93,576,499
                                                                                                                     -----------

Government/Other -- 4.7%

EuroDollar -- 2.7%

Advance Bank Australia(a)                           5.168%    08/29/99           11/29/2001              4,630,000     4,632,895
St. Georges Euro(a)                                 6.063%    07/14/99           07/14/2000              2,143,000     2,155,500
                                                                                                                     -----------
                                                                                                                       6,788,395
                                                                                                                     -----------
Yankee Bonds -- 2.0%

Tyco International                                  6.125%                       06/15/2001              5,000,000     4,973,550
                                                                                                                     -----------
Total Government/Other (Cost $11,775,250)                                                                             11,761,945
                                                                                                                     -----------

U.S. Government Agency -- 4.7%

Pass Thru Securities -- 4.7%

FHLMC(a)                                            6.855%    10/08/99           02/01/2023                 98,982        99,591
FHLMC Gold 5 Yr                                     7.000%    06/30/99           08/01/1999                310,968       313,009
FHLMC Gold 5 Yr                                     8.000%    01/30/00     02/01/2000 - 07/01/2000         539,419       550,039
FNMA                                                5.750%                       06/07/2001              3,030,000     3,018,153
FNMA                                                5.920%    07/05/01           07/05/2001              5,000,000     4,975,800
TVA                                                 6.000%                       11/01/2000              3,000,000     3,009,360
                                                                                                                     -----------
Total U.S. Government Agency (Cost $12,034,300)                                                                       11,965,952
                                                                                                                     -----------
TOTAL BONDS AND NOTES (COST $201,603,422)                                                                            200,632,862
                                                                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Par            Value
Security                                             Rate           Maturity             Value*        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.2%

Commercial Paper -- 12.3%

Anheuser Busch                                      5.180%         07/01/1999         $ 2,300,000  $   2,300,000
BP America                                          5.700%         07/01/1999           4,000,000      4,000,000
International Lease Finance Corp.                   4.900%         07/01/1999           5,000,000      5,000,000
Kimberly Clark                                      5.000%         07/22/1999           5,000,000      4,985,417
Mobil Oil Corp                                      5.060%         07/02/1999           5,000,000      4,999,297
Motorola Credit                                     5.000%         08/03/1999           5,000,000      4,977,083
Warner Lambert                                      4.920%         07/02/1999           5,000,000      4,999,317
                                                                                                   -------------
                                                                                                      31,261,114
                                                                                                   -------------
U.S. Government Agency -- 7.9%

FHLB Discount Note                                  4.750%         07/06/1999          19,900,000     19,886,990
                                                                                                   -------------

Repurchase Agreements -- 0.0%

Prudential-Bache Repurchase Agreement,
dated 6/30/99, due 7/1/99, with a
maturity value of $45,853 and an
effective yield of 4.10%, collateralized
by a U.S. Government Agency Obligation
with a rate of 7.173%, maturity date of
5/1/07 and market value of $47,646.                                                                       45,848
                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $51,193,952)                                                       51,193,952
                                                                                                   -------------

TOTAL INVESTMENTS -- 99.5% (COST $252,797,374)                                                     $ 251,826,814

Other Assets, Less Liabilities -- 0.5%                                                                 1,368,222
                                                                                                   -------------

NET ASSETS -- 100.0%                                                                               $ 253,195,036
                                                                                                   =============

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
NCL - Non-callable
REIT - Real Estate Investment Trust
TVA - Tennessee Valley Authority
* Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
(a)   Variable Rate Security; rate indicated is as of 6/30/99.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

                      Statement of Assets and Liabilities
                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets

  Investments, at value (Note 1A) (identified cost,
    $252,797,374)                                                  $ 251,826,814
  Receivable for investments sold                                        162,403
  Interest receivable                                                  2,047,095
  Tax reclaim receivable                                                  78,507
  Deferred organization costs (Note 1E)                                    7,095
  Prepaid expenses                                                         7,085
                                                                   -------------
    Total assets                                                     254,128,999

Liabilities

  Payable for investments purchased                      $903,132
  Accrued accounting and custody fees                      11,701
  Accrued trustees' fees and expenses (Note 2)              3,999
  Accrued expenses and other liabilities                   15,131
                                                         --------
    Total liabilities                                                    933,963
                                                                   -------------
Net Assets (applicable to investors' beneficial
  interests)                                                       $ 253,195,036
                                                                   =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

                            Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
  Interest income                                                   $ 7,165,871
                                                                    -----------
    Total income                                                      7,165,871

Expenses

  Investment advisory fee (Note 2)                      $  301,254
  Accounting and custody fees                               62,573
  Legal and audit services                                  13,675
  Trustees' fees and expenses (Note 2)                       9,456
  Insurance expense                                          5,058
  Amortization of organization expenses (Note 1E)            1,002
  Miscellaneous                                                232
                                                        ----------
    Total expenses                                                      393,250
                                                                    -----------
      Net investment income                                           6,772,621
                                                                    -----------
Realized and Unrealized Gain (Loss)

  Net realized loss
    Investment security transactions                      (749,339)
                                                        ----------
      Net realized loss                                                (749,339)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 (451,717)
                                                        ----------
      Change in net unrealized depreciation                            (451,717)
                                                                    -----------
  Net realized and unrealized loss                                   (1,201,056)
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 5,571,565
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For The Period
                                                                              January 2, 1998
                                                         Six Months Ended     (Commencement of
                                                           June 30, 1999       Operations) to
                                                            (Unaudited)      December 31, 1998
                                                         -----------------   ------------------
Increase (Decrease) in Net Assets

From Investment Operations
  Net investment income                                    $   6,772,621        $  16,549,270
  Net realized gain (loss)                                      (749,339)              67,070
  Change in net unrealized depreciation                         (451,717)            (632,740)
                                                           -------------        -------------
    Net increase in net assets from investment
      operations                                               5,571,565           15,983,600
                                                           -------------        -------------

Capital Transactions
  Assets contributed by Standish Short Term Asset
    Reserve Fund at commencement (including unrealized
    appreciation of $113,897)                                         --          248,286,826
  Contributions                                              131,721,252          305,080,235
  Withdrawals                                               (145,836,201)        (307,612,241)
                                                           -------------        -------------
    Net increase (decrease) in net assets from capital
      transactions                                           (14,114,949)         245,754,820
                                                           -------------        -------------

Total Increase (Decrease) in Net Assets                       (8,543,384)         261,738,420

Net Assets
  At beginning of period                                     261,738,420                   --
                                                           -------------        -------------
  At end of period                                         $ 253,195,036        $ 261,738,420
                                                           =============        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                                             For The Period
                                                           Six Months        January 2, 1998
                                                             Ended            (Commencement
                                                         June 30, 1999       of Operations)
                                                          (Unaudited)     to December 31, 1998
                                                         -------------    --------------------
Ratios:
  Expenses (to average daily net assets)                        0.33%+               0.31%+
  Net Investment Income (to average daily net assets)           5.62%+               5.83%+
  Portfolio Turnover                                              45%                 113%
  Net Assets, End of Period (000's omitted)                 $253,195             $261,738

-----------------

+    Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 1999 there is one fund invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The proportionate interest at June 30, 1999 of the Standish Short Term Asset Reserve Fund is approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based up on the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. Deferred Organizational Expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through January 2003.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                          Purchases      Sales
                                                         -----------  ------------
      U.S. Government Securities                         $ 6,056,757  $  8,892,350
                                                         ===========  ============
      Investments (non-U.S.Government Securities)        $85,490,212  $105,300,684
                                                         ===========  ============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                          $252,797,374
                                                              ============
      Gross unrealized appreciation                                137,534
      Gross unrealized depreciation                             (1,108,094)
                                                              ------------
      Net unrealized depreciation                             $   (970,560)
                                                              ============

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the

                     Standish, Ayer & Wood Master Portfolio
                  Standish Short-Term Asset Reserve Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      There were no written option contracts for the six months ended June 30, 1999.

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